Stockholder’s Equity (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 26, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 29, 2023
Stockholder’s Equity (Details) [Line Items]
Common stock, shares authorized		500,000,000	500,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares outstanding		21,888,976	13,303,795	21,888,976
Common stock, shares issued		21,888,976	13,303,795
Common stock, reserved for future issuance		478,111,024
Preferred stock, shares authorized		10,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Expected dividend yield	0.00%	0.00%	0.00%
Intrinsic value of stock options exercised (in Dollars)		$ 0.1
Fair value of options vested (in Dollars)		1.2
Unrecognized stock-based compensation (in Dollars)		$ 14.1
Employee Stock [Member]
Stockholder’s Equity (Details) [Line Items]
Maximum shares allowed to be issued		3.00%
ESPP purchase price of common stock, percent of market price		85.00%
Weighted- average period of recognition		3 years
Share-Based Payment Arrangement [Member] | 2023 Plan [Member]
Stockholder’s Equity (Details) [Line Items]
Maximum shares allowed to be issued		12.00%
Share-Based Payment Arrangement, Option [Member]
Stockholder’s Equity (Details) [Line Items]
Expected dividend yield		0.00%
Share-Based Payment Arrangement, Option [Member] | 2019 Plan [Member]
Stockholder’s Equity (Details) [Line Items]
Expiration period		10 years
Vesting period		4 years
Vesting percentage		25.00%
Number of monthly installments		36
Vested, expiration period		3 months
Share-Based Payment Arrangement, Option [Member] | Board Member [Member] | Minimum [Member] | 2019 Plan [Member]
Stockholder’s Equity (Details) [Line Items]
Vesting period		3 years
Share-Based Payment Arrangement, Option [Member] | Board Member [Member] | Maximum [Member] | 2019 Plan [Member]
Stockholder’s Equity (Details) [Line Items]
Vesting period		4 years